STATE STREET INSTITUTIONAL INVESTMENT TRUST

(The “Trust”)

Supplement dated January 12, 2023 to the

Summary Prospectuses, Prospectuses and Statements of Additional Information,

each dated as set forth on Appendix A,

as may be supplemented and/or revised from time to time,

with respect to the series of the Trust (the “Funds”) listed on Appendix A

Effective January 3, 2023, the name of the Transfer Agent of Funds has changed to SS&C GIDS, Inc. Accordingly, effective immediately, all references to DST Asset Manager Solutions, Inc. will be replaced with SS&C GIDS, Inc.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

011223SUPP1

APPENDIX A

STATE STREET EQUITY 500 INDEX FUND Administrative Shares (STFAX) Class R Shares (SSFRX) Service Shares (STBIX) Class A (SSSVX) Class I (SSSWX) Class K (SSSYX)	April 30, 2022	STATE STREET TARGET RETIREMENT 2065 FUND Class I (SSFJX) Class K (SSFKX) Class R3 (SSFPX)	April 30, 2022

STATE STREET AGGREGATE BOND INDEX FUND Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)	April 30, 2022	STATE STREET TARGET RETIREMENT FUND Class I (SSFNX) Class K (SSFOX) Class R3 (SSFQX)	April 30, 2022

STATE STREET DIVERSIFIED INCOME FUND Class K (SBFYX)	December 22, 2021

STATE STREET EMERGING MARKETS EQUITY INDEX FUND Class A (SSUEX) Class I (SSLEX) Class K (SSKEX)	April 30, 2022

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND Class A (SSGHX) Class I (SSGJX) Class K (SSGLX)	April 30, 2022

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND Class A (SSHEX) Class I (SSHNX) Class K (SSHQX)	April 30, 2022

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX FUND Class A (SSIHX) Class I (SSIKX) Class K (SSIWX)	April 30, 2022

STATE STREET SMALL/MID CAP EQUITY INDEX FUND Class A (SSMJX) Class I (SSMLX) Class K (SSMKX)	April 30, 2022

STATE STREET TARGET RETIREMENT 2020 FUND Class I (SSBNX) Class K (SSBOX) Class R3 (SSADX)	April 30, 2022

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Premier Class (SSIXX)

Investment Class (SSVXX)

Service Class (LRSXX)

Institutional Class (SSHXX)

Administration Class (SSYXX)

Investor Class (SSZXX)

Trust Class (TILXX)

Opportunity Class (OPIXX)

Bancroft Capital Class (VTDXX)

April 30, 2022

STATE STREET TARGET RETIREMENT 2025 FUND Class I (SSBRX) Class K (SSBSX) Class R3 (SSAHX)	April 30, 2022

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Premier Class (GVMXX)

Investment Class (GVVXX)

Select Class (GVSXX)

Institutional Class (SAHXX)

Administration Class (SALXX)

Investor Class (SAMXX)

Class G (SSOXX)

Opportunity Class (OPGXX)

Cabrera Capital Markets Class (CAHXX)

Blaylock Van Class (BUYXX)

Bancroft Capital Class (VTGXX)

April 30, 2022

STATE STREET TARGET RETIREMENT 2030 FUND Class I (SSBWX) Class K (SSBYX) Class R3 (SSAJX)	April 30, 2022

STATE STREET TARGET RETIREMENT 2035 FUND Class I (SSCJX) Class K (SSCKX) Class R3 (SSAZX)	April 30, 2022

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Premier Class (TRIXX)

Investment Class (TRVXX)

Select Class (TYSXX)

Administration Class (SSKXX)

Institutional Class (SSJXX)

Investor Class (SSNXX)

April 30, 2022
Opportunity Class (OPGXX) Cabrera Capital Markets Class (CSJXX) Bancroft Capital Class (VTTXX)

STATE STREET TARGET RETIREMENT 2040 FUND Class I (SSCNX) Class K (SSCQX)	April 30, 2022

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Class (TPVXX)

Premier Class (TPIXX)

Select Class (TPSXX)

Institutional Class (SAJXX)

Investor Class (SAEXX)

Administration Class (SSQXX)

Trust Class (TPLXX)

April 30, 2022
Class R3 (SSAKX)
Opportunity Class (OPTXX)
Cabrera Capital Markets Class (CAJXX)
Blaylock Van Class (BVYXX) Bancroft Capital Class (VTLXX)

STATE STREET TARGET RETIREMENT 2045 FUND Class I (SSDDX) Class K (SSDEX) Class R3 (SSAOX)	April 30, 2022	STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND (TAQXX)

STATE STREET TARGET RETIREMENT 2050 FUND Class I (SSDJX) Class K (SSDLX) Class R3 (SSAUX)	April 30, 2022

STATE STREET TARGET RETIREMENT 2055 FUND Class I (SSDOX) Class K (SSDQX) Class R3 (SSAWX)	April 30, 2022

STATE STREET TARGET RETIREMENT 2060 FUND Class I (SSDWX) Class K (SSDYX) Class R3 (SSAYX)	April 30, 2022